Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
4.	Revenue

	2024 US$’000	2023 US$’000	2022 US$’000
Hafnia Vessels and TC Vessels
Revenue from time charter	132,505	134,436	73,824
Revenue from voyage charter	1,803,091	1,781,036	1,852,727
	1,935,596	1,915,472	1,926,551
External Vessels in Disponent-Owner Pools
Revenue from voyage charter	933,051	756,234	—
	2,868,647	2,671,706	1,926,551

IFRS 16 Lease Revenue

The following table summarizes the lease and non-lease components of revenue from time charters during the financial years ended 31 December 2024, 2023 and 2022. These figures are not readily quantifiable as the Group’s contracts under time charter arrangements do not separate these components. The Group has estimated these amounts by reference to an approximation of the fair market value of vessel operating expenses for the non-lease component.

	2024 US$’000	2023 US$’000	2022 US$’000
Lease component of revenue from time charter	92,180	94,078	48,322
Non-lease component of revenue from time charter	40,325	40,358	25,502
Total revenue	132,505	134,436	73,824

IFRS 15 Revenue from Contracts with Customers

For vessels employed in the commercial pool arrangements and traded in the spot market, we recognize revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage charter under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. The Group also considers short-term time charters (with initial terms of less than one year) as spot market voyage charters. These voyages are accounted for under IFRS 16 – Leases (given the contractual nature of the agreements) but are disclosed as spot market voyages in the table above given their short term nature, and greater exposure to spot market volatility.

Payments for trade receivables generally are due immediately or within 7 days from the invoice date. Information about trade receivables from contracts with customers and contract assets is presented in Note 16.